Income Tax Note: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets:	2013	2012	2011
Net operating loss carry forward	$6,806,200	$3,736,000	$1,973,400
Capital loss carryover	381,600	381,600	381,600
Allowance for doubtful accounts	39,600	24,600	81,500
Related party accruals	58,100	17,800	--
Accrued vacation	25,900	28,100	30,000
Depreciation	43,600	35,800	--
Allowance for obsolete inventory	--	--	10,600
	7,355,000	4,223,900	2,477,100
Less: valuation allowance	(7,355,000)	(4,223,900)	(2,477,100)
Total deferred tax assets	--	--	--
Total deferred tax liabilities	--	--	--
Total net deferred tax assets (liabilities)	$--	$--	$--